FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 327,761,941		¥ (1,202,082,070)	¥ (114,149,092)
Change in fair value of derivative forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	393,523,468		61,379,585	(126,708,753)
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(104,643,184)		129,806,218	48,425,227
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	$ 0	(78,878,089)	(69,974,512)
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	499,329,817		(617,091,626)	(177,846,202)
Foreign exchange option
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	18,808,763		(3,607,817)	(330,706)
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (136,121,171)		¥ 476,290,547	¥ 84,891,634